Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 1,258,706	$ 1,286,274
Change in unbilled services (unbilled revenue)	$ (27,568)
Percentage change in unbilled services (unbilled revenue)	(2.10%)
Unearned revenue (payments on account)	$ (1,528,343)	(1,614,758)
Change in unearned revenue (payments on account)	$ 86,415
Percentage change in unearned revenue (payments on account)	(5.40%)
Net balance	$ (269,637)	$ (328,484)
Change in net balance	$ 58,847
Percentage change in net balance	(17.90%)